Trust Account and Fair Value Measurement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Carrying value	$ 306,566,000	$ 307,338,000
Gross Unrealized Holding Gains		6,000
Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Carrying value		307,344,000
Cash and money market funds [Member]
Assets:
Carrying value	306,566,000	11,000
Gross Unrealized Holding Gains
Cash and money market funds [Member] | Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Carrying value	$ 306,566,000	11,000
U.S. government treasury bills [Member]
Assets:
Carrying value		307,327,000
Gross Unrealized Holding Gains		6,000
U.S. government treasury bills [Member] | Quoted Price Prices in Active Markets (Level 1) [Member]
Assets:
Carrying value		$ 307,333,000